Provisions - Summary of Reconciliation of Changes In Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	₨ 13,384	₨ 13,686	₨ 11,950
Arised during the year	586	1,206	1,071
Unwinding of discount and changes in discount rate	953	778	744
Acquisition of subsidiaries		78	21
Disposal of subsidiaries			(100)
Adjustment during the year	1,936	(2,364)
Ending balance	₨ 16,859	₨ 13,384	₨ 13,686